Q2 2021 Product Sales quarterly sequential analysis (Unreviewed) (Tables)	6 Months Ended
Jun. 30, 2021
Q2 2021 Product Sales quarterly sequential analysis (Unreviewed)
Q2 2021 Product Sales quarterly sequential analysis (Unreviewed)

	Q1 2021			Q2 2021
		Actual	CER		Actual	CER
	$m	% change	% change	$m	% change	% change
Oncology	2,981	3	1	3,286	10	11
Tagrisso	1,149	(1)	(3)	1,306	14	14
Imfinzi	556	-	(1)	604	9	10
Lynparza	543	9	8	588	8	9
Calquence	209	15	15	280	34	34
Koselugo	21	23	23	26	23	22
Enhertu	1	n/m	n/m	3	n/m	n/m
Zoladex*	221	2	-	244	10	11
Faslodex*	122	(6)	(8)	105	(14)	(12)
Iressa*	61	(9)	(11)	47	(23)	(22)
Arimidex*	44	22	18	29	(34)	(33)
Casodex*	42	7	5	41	(2)	(1)
Others	12	(4)	(6)	13	13	11
BioPharmaceuticals: CVRM	1,912	4	1	2,023	6	6
Farxiga	624	6	4	732	17	18
Brilinta	374	3	1	375	-	1
Bydureon	103	(16)	(17)	95	(8)	(7)
Onglyza	101	(3)	(6)	99	(2)	(2)
Byetta	16	(14)	(15)	16	(4)	(7)
Other diabetes	13	7	1	15	14	14
Lokelma	33	16	18	39	21	21
Roxadustat	39	n/m	n/m	51	32	32
Crestor*	274	(8)	(9)	265	(3)	(3)
Seloken/Toprol-XL*	250	25	21	266	6	7
Atacand*	34	(45)	(45)	23	(35)	(32)
Others	51	12	10	47	(7)	(10)
BioPharmaceuticals: Respiratory & Immunology	1,541	1	(1)	1,420	(8)	(7)
Symbicort	691	2	-	680	(2)	(1)
Pulmicort	330	(10)	(13)	167	(50)	(49)
Fasenra	260	(8)	(9)	320	23	23
Daliresp	60	11	10	54	(10)	(9)
Bevespi	13	7	8	13	1	3
Breztri	27	n/m	n/m	56	n/m	n/m
Others	160	28	25	130	(19)	(19)
Other medicines	548	(25)	(26)	454	(17)	(16)
Nexium*	403	7	5	336	(17)	(15)
Synagis*	24	(69)	(69)	24	1	1
Seroquel XR/IR*	29	51	38	21	(29)	(22)
Losec/Prilosec*	54	39	36	46	(14)	(15)
FluMist*	2	(99)	(99)	1	(51)	(71)
Others	36	(6)	(4)	26	(28)	(32)
COVID-19	275	n/m	n/m	862	n/m	n/m
Pandemic COVID-19 vaccine	275	n/m	n/m	862	n/m	n/m
Total Product Sales	7,257	4	1	8,045	11	12